Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset)
Pension asset	R 1,313	R 1,083
Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	6,120	7,247
Pension asset	1,313	1,083
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	97,589	91,930	R 83,883
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	90,156	83,600
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	44,553	41,957
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	45,603	41,643
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	7,433	8,330
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	(97,401)	(91,768)	(83,985)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	(143,004)	(50,125)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	45,603	(41,643)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	5,932	7,085
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	(124)	(113)
Pension asset	124	113
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	86,868	79,943	72,186
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	86,868	79,943
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	41,265	38,300
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	45,603	41,643
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	(92,924)	(87,141)	(79,389)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	(138,527)	(45,498)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	45,603	(41,643)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	5,932	7,085
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	6,244	7,360
Pension asset	1,189	970
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	10,721	11,987	11,697
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	3,288	3,657
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	3,288	3,657
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	7,433	8,330
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	(4,477)	(4,627)	R (4,596)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net liability/(asset) recognised	R (4,477)	R (4,627)